Investments in Associates & Joint Ventures (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure Of Associate And Joint Ventures [Abstract]
Schedule of ownership interest in other entities
	July 31, 2022			July 31, 2021

	Truss LP	Other	Total	Truss LP	Other	Total
	$	$	$	$	$	$
Opening Balance	72,873	1,806	74,679	74,966	1,340	76,306
Cash contributed to investment	8,500	2,721	11,221	4,250	783	5,033
Disposal	-	(984)	(984)	-	-	-
Share of net (loss)	(7,613)	(1,544)	(9,157)	(6,343)	(162)	(6,505)
Impairment	(57,760)	-	(57,760)	-	-	-
Foreign exchange loss through OCI	-	-	-	-	(155)	(155)
Ending Balance	16,000	1,999	17,999	72,873	1,806	74,679

Schedule of investment in associate
	Truss LP
As at	July 31, 2022	July 31, 2021
Statement of Financial Position	$	$
Cash and cash equivalents	12,640	6,757
Other current assets	11,562	7,867

Non- current assets	63,305	67,766

Current liabilities	8,145	11,112
Non-current liabilities	8,420	8,667

Schedule of investment in joint venture
For the year ended	July 31, 2022	July 31, 2021

Statement of Comprehensive Loss
Revenue	13,516	6,498
Operating expenses excluding depreciation and amortization	(16,265)	(14,261)
Depreciation and amortization	(6,486)	(4,884)
Other expenses	-	-
Loss from operations	(17,289)	(14,643)
Other income	(64)	130
Interest expenses	(560)	(412)
Income tax expenses	-	-
Total comprehensive loss	(17,913)	(14,925)

Schedule for reconciliation of investment in associate
For the year ended	July 31, 2022	July 31, 2021
	$	$
Opening net assets	70,039	74,964
Acquisition of associate/capital calls	20,000	10,000
Total comprehensive loss	(17,913)	(14,925)
Closing net assets	72,126	70,039
Interest in associate	42.5%	42.5%
Interest in associate value	30,654	29,767
Fair value of warrant consideration	42,386	42,386
Capitalized transaction costs	720	720
Impairment loss	(57,760)	-
Total interest in associate value	16,000	72,873